Guarantees, commitments and risks - Value at risk - Historic simulation method (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commercial exposure
Guarantees, commitments and risks
Value at risk	€ 6,710	€ 30,650
Commercial exposure | Maximum
Guarantees, commitments and risks
Value at risk	257,890	800,390
Commercial exposure | Minimum
Guarantees, commitments and risks
Value at risk	6,380	30,650
Commercial exposure | Average
Guarantees, commitments and risks
Value at risk	55,350	261,410
Trading
Guarantees, commitments and risks
Value at risk	210	40
Trading | Maximum
Guarantees, commitments and risks
Value at risk	1,530	1,630
Trading | Minimum
Guarantees, commitments and risks
Value at risk	50	10
Trading | Average
Guarantees, commitments and risks
Value at risk	€ 430	€ 360